Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0015
Amount Registered | shares	2,360,416
Proposed Maximum Offering Price per Unit	21.51
Maximum Aggregate Offering Price	$ 50,772,548.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,011.69
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of the registrant's Class A ordinary shares on March 26, 2026 of $21.51, as reported on the Nasdaq Stock Market. (3) Calculated by multiplying the proposed maximum aggregate offering price of the securities to be registered by $0.00013810.